Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 1,515,051	$ 509,102
Other current financial assets	919,049	348,069
Other current non-financial assets	69,870	57,399
Trade and other receivables, current	654,073	365,206
Trade receivables due from related parties, current	86,152	62,601
Current inventories	1,183,776	1,093,028
Current tax assets	157,542	132,224
Total current assets other than those classified as held for sale or disposal	4,585,513	2,567,629
Non-current assets or groups of assets classified as held for sale	582	1,629
Total non-current assets held for sale	582	1,629
Total current assets	4,586,095	2,569,258
Non-current assets
Other non-current financial assets	9,268	51,925
Other non-current non-financial assets	33,487	22,042
Non-current trade receivables,	6,172	11,165
Investments classified using the equity method of accounting	39,824	85,993
Intangible assets other than goodwill	179,658	178,407
Goodwill	34,596	41,966
Property, plant and equipment net	2,012,225	1,737,319
Right-of-use assets	52,608	30,024
Non-current tax assets	90,364	90,364
Total non-current assets	2,458,202	2,249,205
Total assets	7,044,297	4,818,463
Current liabilities
Other current financial liabilities	51,305	68,955
Lease liabilities, current	7,704	5,528
Trade and other payables, current	279,650	203,933
Trade payables due to related parties, current	0	606
Other current provisions	317,666	104,166
Current tax liabilities	166,935	22,643
Provisions for employee benefits, current	26,775	9,096
Other current non-financial liabilities	141,674	60,955
Total current liabilities	991,709	475,882
Non-current liabilities
Other non-current financial liabilities	2,587,732	1,899,513
Non-current lease liabilities	46,519	25,546
Non-current trade and other payables	3,813	4,027
Other non-current provisions	61,038	62,617
Deferred tax liabilities	110,416	156,101
Non-current provisions for employee benefits	27,099	32,199
Total non-current liabilities	2,836,617	2,180,003
Total liabilities	3,828,326	2,655,885
Equity attributable to owners of the Parent
Share capital	1,577,643	477,386
Retained earnings	1,648,032	1,638,267
Other reserves	(44,155)	7,432
Equity attributable to owners of the Parent	3,181,520	2,123,085
Non-controlling interests	34,451	39,493
Total equity	3,215,971	2,162,578
Total liabilities and equity	$ 7,044,297	$ 4,818,463